Fair Value Measurement (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)
Fair Value Measurement [Line Items]
Gain on investment	¥ 421	$ 62	¥ 2,917
Class A Shares [Member]
Fair Value Measurement [Line Items]
Management fee	0.60%
Class S Shares [Member]
Fair Value Measurement [Line Items]
Management fee
Sub-Fund Investment [Member]
Fair Value Measurement [Line Items]
Net asset value	¥ 16,933			¥ 13,605